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MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MASSMUTUAL SELECT FUNDS

MassMutual Select T. Rowe Price Retirement 2060 Fund

(the “Funds”)

Supplement dated June 12, 2020 to the

Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective on or about August 1, 2020, the following information supplements the information for the Funds found in the Prospectus:

The Funds do not currently charge a management fee. However, the Funds indirectly bear their pro-rata share of the expenses of the underlying funds in which they invest (Underlying Funds).

On or about August 1, 2020, the Funds will begin charging an all-inclusive management fee based on each share class of each Fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the Funds’ ordinary operating expenses except for interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. Except for the MassMutual Select T. Rowe Price Retirement Balanced Fund, the all-inclusive management fee rate for the Funds generally declines over time as a Fund reduces its overall stock exposure and when a Fund nears and then passes its predetermined target date.

At the same time, the management fee for all of the Underlying Funds that are subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price Subadvised Underlying Funds) will be dropped to zero, and MML Investment Advisers, LLC will be contractually obligated to waive and/or bear all of the T. Rowe Price Subadvised Underlying Funds’ expenses, other than interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expenses; acquired fund fees and expenses; non-recurring or unusual expenses; and extraordinary legal and other expenses. As a result, each Fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds are expected to drop significantly.

At the time the Funds implement these changes, the fee tables and expense examples will be revised as follows:

MassMutual Select T. Rowe Price Retirement 2060 Fund (page 99 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Select T. Rowe Price Retirement 2060 Fund		Class I	Class M5	Class M4	Class M3
Management Fees	[1],[2]	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%	0.50%
Other Expenses	[1]
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.63%	0.78%	1.03%	1.28%
Expense Reimbursement		(0.12%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.51%	0.70%	0.95%	1.20%
[1]	Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.
[2]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund's Board of Trustees, and, if required by SEC rules, the Fund's shareholders.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expenses, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Select T. Rowe Price Retirement 2060 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	52	184	335	773
Class M5	72	238	423	959
Class M4	97	316	558	1,252
Class M3	122	394	692	1,538

The following information replaces similar information for the Funds found in the paragraph following the glide path under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 12, 20, 28, 36, 44, 52, 60, 68, 76, 84, 92, and 100:

The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points. During the transition from the original glide path to the enhanced glide path, there may be times when the target allocation varies by more than this amount in comparison with either or both of the glide paths.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE